Average Annual Total Returns - VIPBalancedPortfolio-InvestorPRO - VIPBalancedPortfolio-InvestorPRO - VIP Balanced Portfolio	Apr. 30, 2025
VIP Balanced Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.83%
Past 5 years	10.76%
Past 10 years	9.54%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0021
Average Annual Return:
Past 1 year	15.04%
Past 5 years	8.67%
Past 10 years	8.52%